Revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue
9.	Revenue

The following table disaggregates the revenue for the years ended December 31, 2025 and 2024 are as follows:

	As of December 31	As of December 31
	2025	2024
	USD	USD

Advertisement publishing service	55,239,839	34,875,639
Total	55,239,839	34,875,639